UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-07885

Name of Fund: Master Mid Cap Index Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
        Officer, Master Mid Cap Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
        P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/04

Date of reporting period: 01/01/04 - 12/31/04

Item 1 - Report to Stockholders

Mid-Cap Index Series

Annual Report, December 31, 2004

For the year ended December 31, 2004, Mid-Cap Index Series had a total return of +16.41% (net return, master level), compared to the +16.48% return of the benchmark Standard & Poor's (S&P) MidCap 400 Index.

As the returns indicate, the portfolio met its objective of closely tracking the performance of the S&P MidCap 400 Index, a market-weighted index composed of 400 common stocks chosen based on market capitalization, liquidity and industry representation. As the value of the S&P MidCap 400 Index fluctuated during the past 12 months, the portfolio's performance generally tracked that of the Index. Throughout the period, as changes were made to the composition of the Index, the portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark.

Market and Economic Environment

Despite some suspense along the way, 2004 proved to be a positive year for U.S. equity markets. Economic news was mixed for much of the first three quarters of the year before turning generally positive in the fourth quarter.

The first quarter was impacted positively by good productivity and gross domestic product (GDP) numbers, but set back by the railroad bombing in Madrid, Spain, which caused market volatility to increase substantially. Renewed fears of terrorist attacks cast the long shadow of geopolitical unrest on equity markets around the world heading into the second quarter. The aura of uncertainty was exacerbated by such factors as persistent violence in Iraq, record-high oil prices and mixed, though slowly improving, U.S. economic data. As the second quarter drew to a close, the drumbeat of presidential election drama gradually swelled in the United States.

In the third quarter, the course of economic news began to slowly point toward a strengthening economy. But despite better-than-expected corporate earnings and Federal Reserve Board (Fed) Chairman Alan Greenspan's congressional testimony that his outlook on economic growth remained constructive, a number of challenges hampered the U.S. equity market in the third quarter. Election buildup, a shifting Fed policy and higher oil prices fanned the flames of fear that the U.S. economy would slow.

The fourth quarter, however, proved to be the breakout that investors were looking for in the U.S. equity markets. Negative October news segued into positive November and December news. As a result of moderating oil prices, unwinding of the election uncertainty, reasonably good economic and earnings news, and the beginning of the seasonally strong year-end period, the market experienced a positive post-election bounce. As expected, the Fed continued to raise the federal funds rate throughout the year, more than doubling it from 1% to 2.25% by December 31, 2004.

The S&P 500 Index closed the year at 1,211.92 on December 31 with a price return of +8.99%. The Dow Jones Industrial Average closed at 10,783.01 with a price return of +3.15%, while the Nasdaq Composite Index returned +8.59% with a closing level of 2,175.44. European markets also posted positive returns, with the Financial Times Stock Exchange 100 Index closing at 4,814.30, representing a return of +7.54% in sterling. The Morgan Stanley Capital International World Index was up 12.84% in U.S. dollar terms, with a closing level of 1,169.34 at December 31, 2004.

Small-capitalization and mid-capitalization stocks outpaced large-capitalization stocks for 2004, with total returns of +22.65% for the S&P SmallCap 600 Index, +16.48% for the benchmark S&P MidCap 400 Index and +10.88% for the S&P 500 Index of large cap stocks. In terms of investment styles, value outperformed growth for the year, with the S&P 400 Barra Value Index returning +18.93% versus the +14.00% return of the S&P 400 Barra Growth Index.

Turning to sector performance, nine of the ten S&P MidCap 400 sectors posted a positive return for the year. The top performer was energy, up 31.82%, followed by materials and consumer staples, which posted respective returns of +28.14% and +20.74%. The worst performer for the year by far was information technology, down 3.70%. Telecommunication services and utilities were the next-worst performers, but were up 13.31% and 14.39%, respectively.

Market Outlook

As 2004 came to an end, the economy and earnings growth were beginning to slow, the Fed appeared poised to continue moving interest rates higher, legislative progress was anticipated on many fronts in Washington, and concerns remained about the structural problems of debt and deficits as reflected by a significant decline in the U.S. dollar.

The recent increase in equity prices to new cyclical highs has led to questions about how much upside potential exists. Valuation levels, at least on an absolute basis, are somewhat stretched, although the profit environment is still strong enough to support the market. Equity prices could have fallen as a result of the Fed's December rate hike, but clearly have been benefiting from recent declines in bond yields as well as from the declining dollar. Our opinion is that until monetary tightening and/or rising bond yields begin to take their toll, equities should continue to perform relatively well. Having said that, we expect the portfolio to continue to meet its objective of tracking the performance of the S&P MidCap 400 Index in 2005.

SCHEDULE OF INVESTMENTS                              Master Mid-Cap Index Series
As of December 31, 2004

--------------------------------------------------------------------------------------------------------------------------
                                       Shares
Industry*                               Held     Common Stocks                                                       Value
--------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.6%              5,824  + Alliant Techsystems, Inc.                                   $     380,773
                                        9,967    Precision Castparts Corp.                                         654,633
                                        1,381  + Sequa Corp. Class A                                                84,448
                                                                                                             -------------
                                                                                                                 1,119,854
--------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 1.1%         13,248    CH Robinson Worldwide, Inc.                                       735,529
                                        7,945    CNF, Inc.                                                         398,045
                                       16,507    Expeditors International Washington, Inc.                         922,411
                                                                                                             -------------
                                                                                                                 2,055,985
--------------------------------------------------------------------------------------------------------------------------
Airlines - 0.4%                        13,400  + Airtran Holdings, Inc.                                            143,380
                                        4,424  + Alaska Air Group, Inc.                                            148,160
                                       15,850  + JetBlue Airways Corp. (c)                                         368,037
                                                                                                             -------------
                                                                                                                   659,577
--------------------------------------------------------------------------------------------------------------------------
Auto Components - 1.5%                 11,100  + Advance Auto Parts                                                484,848
                                       10,145    ArvinMeritor, Inc.                                                226,944
                                        2,740    Bandag, Inc.                                                      136,479
                                        8,705    BorgWarner, Inc.                                                  471,550
                                       12,101    Gentex Corp.                                                      447,979
                                       10,626    Lear Corp.                                                        648,292
                                        5,321    Modine Manufacturing Co.                                          179,690
                                                                                                             -------------
                                                                                                                 2,595,782
--------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.2%                      8,862    Thor Industries, Inc.                                             328,337
--------------------------------------------------------------------------------------------------------------------------
Beverages - 0.7%                       16,426  + Constellation Brands, Inc. Class A                                763,973
                                       21,407    PepsiAmericas, Inc.                                               454,685
                                                                                                             -------------
                                                                                                                 1,218,658
--------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.5%                    8,705  + Cephalon, Inc.                                                    442,910
                                       10,024  + Charles River Laboratories International, Inc.                    461,204
                                        8,500  + Invitrogen Corp.                                                  570,605
                                       47,452  + Millennium Pharmaceuticals, Inc.                                  575,118
                                       14,788  + Protein Design Labs, Inc.                                         305,520
                                        6,300  + Techne Corp.                                                      245,070
                                       11,729  + Vertex Pharmaceuticals, Inc.                                      123,976
                                                                                                             -------------
                                                                                                                 2,724,403
--------------------------------------------------------------------------------------------------------------------------
Building Products - 0.1%                6,564    York International Corp.                                          226,721
--------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.5%                 12,067    AG Edwards, Inc.                                                  521,415
                                       10,205    Eaton Vance Corp.                                                 532,191
                                       10,326    Investors Financial Services Corp.                                516,093
                                        8,786    Jefferies Group, Inc. New Shares                                  353,900
                                        9,688  + LaBranche & Co., Inc.                                              86,804
                                       15,436    Legg Mason, Inc.                                                1,130,841
                                       10,936    Raymond James Financial, Inc.                                     338,797
                                       16,026    SEI Investments Co.                                               671,970
                                       11,926    Waddell & Reed Financial, Inc. Class A                            284,912
                                                                                                             -------------
                                                                                                                 4,436,923
--------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.8%                       10,986    Airgas, Inc.                                                      291,239
                                        6,281    Albemarle Corp.                                                   243,138
                                        9,586    Cabot Corp.                                                       370,786
                                       17,543    Crompton Corp.                                                    207,007
                                        6,164    Cytec Industries                                                  316,953
                                        5,762  + FMC Corp.                                                         278,305

SCHEDULE OF INVESTMENTS                              Master Mid-Cap Index Series
As of December 31, 2004 (continued)

--------------------------------------------------------------------------------------------------------------------------
                                       Shares
Industry*                               Held     Common Stocks                                                       Value
--------------------------------------------------------------------------------------------------------------------------
Chemicals (concluded)                   6,481    Ferro Corp.                                                       150,294
                                        8,324    Lubrizol Corp.                                                    306,823
                                       39,598    Lyondell Chemical Co.                                           1,145,174
                                        3,362    Minerals Technologies, Inc.                                       224,245
                                       11,148    Olin Corp.                                                        245,479
                                       18,124    RPM International, Inc.                                           356,318
                                        5,083  + The Scotts Co. Class A                                            373,702
                                        7,524    Sensient Technologies Corp.                                       180,501
                                        7,943    Valspar Corp.                                                     397,229
                                                                                                             -------------
                                                                                                                 5,087,193
--------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 4.3%                20,126    Associated Banc-Corp                                              668,384
                                        8,181    Bank of Hawaii Corp.                                              415,104
                                       27,331    Banknorth Group, Inc.                                           1,000,315
                                        7,662    City National Corp.                                               541,320
                                       18,850    The Colonial BancGroup, Inc.                                      400,185
                                       11,967    Commerce Bancorp, Inc.                                            770,675
                                        8,002    Cullen/Frost Bankers, Inc.                                        388,897
                                       13,129    FirstMerit Corp.                                                  374,045
                                        8,183    Greater Bay Bancorp                                               228,142
                                       24,169    Hibernia Corp. Class A                                            713,227
                                       12,305    Mercantile Bankshares Corp.                                       642,321
                                        5,500  + Silicon Valley Bancshares                                         246,510
                                       21,690    TCF Financial Corp.                                               697,117
                                        5,064    Westamerica Bancorporation                                        295,282
                                       10,283    Wilmington Trust Corp.                                            371,730
                                                                                                             -------------
                                                                                                                 7,753,254
--------------------------------------------------------------------------------------------------------------------------
Commercial Services                    15,300    Adesa, Inc.                                                       324,666
& Supplies - 4.5%                       4,021    Banta Corp.                                                       179,980
                                        8,886    The Brink's Co.                                                   351,175
                                       15,848  + Career Education Corp.                                            633,920
                                       13,845  + ChoicePoint, Inc.                                                 636,732
                                       13,988  + Copart, Inc.                                                      368,164
                                       13,888  + Corinthian Colleges, Inc.                                         261,719
                                       10,924  + DeVry, Inc.                                                       189,641
                                        8,614    Deluxe Corp.                                                      321,561
                                       10,964  + Dun & Bradstreet Corp.                                            654,003
                                       11,366  + Education Management Corp.                                        375,192
                                        8,843    HNI Corp.                                                         380,691
                                       11,067    Herman Miller, Inc.                                               305,781
                                        7,124  + ITT Educational Services, Inc.                                    338,746
                                        5,481    Kelly Services, Inc. Class A                                      165,417
                                        6,064  + Korn/Ferry International                                          125,828
                                        7,464  + Laureate Education, Inc.                                          329,088
                                       13,848    Manpower, Inc.                                                    668,858
                                       23,769    Republic Services, Inc. Class A                                   797,212
                                        7,071    Rollins, Inc.                                                     186,109
                                        9,275  + Sotheby's Holdings Class A                                        168,434
                                        7,005  + Stericycle, Inc.                                                  321,880
                                                                                                             -------------
                                                                                                                 8,084,797
--------------------------------------------------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                              Master Mid-Cap Index Series
As of December 31, 2004 (continued)

--------------------------------------------------------------------------------------------------------------------------
                                       Shares
Industry*                               Held     Common Stocks                                                       Value
--------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 1.5%        60,506  + 3Com Corp.                                                        252,310
                                       12,307    Adtran, Inc.                                                      235,556
                                        7,583  + Avocent Corp.                                                     307,263
                                        8,200  + CommScope, Inc.                                                   154,980
                                       10,307    Harris Corp.                                                      636,870
                                        7,343    Plantronics, Inc.                                                 304,514
                                       15,107  + Polycom, Inc.                                                     352,295
                                       14,643  + Powerwave Technologies, Inc.                                      124,173
                                       17,488  + Utstarcom, Inc. (c)                                               387,359
                                                                                                             -------------
                                                                                                                 2,755,320
--------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 1.1%         11,024    Diebold, Inc.                                                     614,367
                                        5,624    Imation Corp.                                                     179,012
                                       16,263  + McData Corp.                                                       96,927
                                       25,072  + Sandisk Corp.                                                     626,048
                                       16,850  + Storage Technology Corp.                                          532,629
                                                                                                             -------------
                                                                                                                 2,048,983
--------------------------------------------------------------------------------------------------------------------------
Construction & Engineering              7,302  + Dycom Industries, Inc.                                            222,857
- 0.5%                                  6,781    Granite Construction, Inc.                                        180,375
                                        8,786  + Jacobs Engineering Group, Inc.                                    419,883
                                       18,183  + Quanta Services, Inc.                                             145,464
                                                                                                             -------------
                                                                                                                   968,579
--------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.2%           7,083    Martin Marietta Materials, Inc.                                   380,074
--------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.5%                24,131  + AmeriCredit Corp.                                                 590,003
                                       13,900    MoneyGram International, Inc.                                     293,846
                                                                                                             -------------
                                                                                                                   883,849
--------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.5%           7,881    Longview Fibre Co.                                                142,961
                                       16,488    Packaging Corp. of America                                        388,292
                                       15,045    Sonoco Products Co.                                               446,084
                                                                                                             -------------
                                                                                                                   977,337
--------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services          7,845    GATX Corp.                                                        231,898
- 0.5%                                 10,745    Leucadia National Corp.                                           746,563
                                                                                                             -------------
                                                                                                                   978,461
--------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication          35,439  + Cincinnati Bell, Inc.                                             147,072
Services - 0.1%
--------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 3.3%              16,988    Alliant Energy Corp.                                              485,857
                                        5,024    Black Hills Corp.                                                 154,136
                                       19,624    DPL, Inc.                                                         492,759
                                       12,129    Duquesne Light Holdings, Inc.                                     228,632
                                       11,686    Great Plains Energy, Inc.                                         353,852
                                       12,626    Hawaiian Electric Industries                                      368,048
                                        6,243    Idacorp, Inc.                                                     190,849
                                        8,302    NSTAR                                                             450,633
                                       19,891    Northeast Utilities                                               374,945
                                       13,769    OGE Energy Corp.                                                  365,016
                                        9,774    PNM Resources, Inc.                                               247,184
                                       28,858    Pepco Holdings, Inc.                                              615,253
                                       15,105    Puget Energy, Inc.                                                373,094
                                        5,843    WPS Resources Corp.                                               291,916
                                       13,448    Westar Energy, Inc.                                               307,556

SCHEDULE OF INVESTMENTS                              Master Mid-Cap Index Series
As of December 31, 2004 (continued)

--------------------------------------------------------------------------------------------------------------------------
                                       Shares
Industry*                               Held     Common Stocks                                                       Value
--------------------------------------------------------------------------------------------------------------------------
Electric Utilities (concluded)         18,329    Wisconsin Energy Corp.                                            617,871
                                                                                                             -------------
                                                                                                                 5,917,601
--------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.6%            10,643    Ametek, Inc.                                                      379,636
                                        9,005    Hubbell, Inc. Class B                                             470,962
                                        9,327  + Thomas & Betts Corp.                                              286,805
                                                                                                             -------------
                                                                                                                 1,137,403
--------------------------------------------------------------------------------------------------------------------------
Electronic Equipment                   14,200  + Amphenol Corp. Class A                                            521,708
& Instruments - 2.0%                   17,488  + Arrow Electronics, Inc.                                           424,958
                                       18,488  + Avnet, Inc.                                                       337,221
                                       13,007    CDW Corp.                                                         863,014
                                       12,883  + Kemet Corp.                                                       115,303
                                       11,686    National Instruments Corp.                                        318,444
                                        5,481  + Newport Corp.                                                      77,282
                                        6,021  + Plexus Corp.                                                       78,333
                                        9,045  + Tech Data Corp.                                                   410,643
                                       25,910  + Vishay Intertechnology, Inc.                                      389,168
                                                                                                             -------------
                                                                                                                 3,536,074
--------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services             8,424  + Cooper Cameron Corp.                                              453,295
- 3.6%                                 23,372    ENSCO International, Inc.                                         741,827
                                       10,488  + FMC Technologies, Inc.                                            337,714
                                       18,010  + Grant Prideco, Inc.                                               361,101
                                       10,883  + Hanover Compressor Co.                                            153,777
                                        8,086    Helmerich & Payne, Inc.                                           275,247
                                       13,410  + National-Oilwell, Inc.                                            473,239
                                       25,812    Patterson-UTI Energy, Inc.                                        502,043
                                       21,167  + Pride International, Inc.                                         434,770
                                       16,248  + Smith International, Inc.                                         884,054
                                        9,526    Tidewater, Inc.                                                   339,221
                                       15,245  + Varco International, Inc.                                         444,392
                                       20,507  + Weatherford International Ltd.                                  1,052,009
                                                                                                             -------------
                                                                                                                 6,452,689
--------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.8%        10,945  + BJ's Wholesale Club, Inc.                                         318,828
                                        6,740    Ruddick Corp.                                                     146,191
                                        9,464    Whole Foods Market, Inc.                                          902,392
                                                                                                             -------------
                                                                                                                 1,367,411
--------------------------------------------------------------------------------------------------------------------------
Food Products - 2.2%                   23,323  + Dean Foods Co.                                                    768,493
                                       21,329    Hormel Foods Corp.                                                668,664
                                        9,120    The JM Smucker Co.                                                429,278
                                        5,686    Lancaster Colony Corp.                                            243,759
                                       17,250  + Smithfield Foods, Inc.                                            510,428
                                        8,033    Tootsie Roll Industries, Inc.                                     278,183
                                       54,425    Tyson Foods, Inc. Class A                                       1,001,420
                                                                                                             -------------
                                                                                                                 3,900,225
--------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.4%                   11,643    AGL Resources, Inc.                                               387,013
                                        7,748    WGL Holdings, Inc.                                                238,948
                                                                                                             -------------
                                                                                                                   625,961
--------------------------------------------------------------------------------------------------------------------------
Health Care Equipment                   9,583    Beckman Coulter, Inc.                                             641,965
& Supplies - 2.6%                      17,269  + Cytyc Corp.                                                       476,106
                                       12,505    Dentsply International, Inc.                                      702,781

SCHEDULE OF INVESTMENTS                              Master Mid-Cap Index Series
As of December 31, 2004 (continued)

--------------------------------------------------------------------------------------------------------------------------
                                       Shares
Industry*                               Held     Common Stocks                                                       Value
--------------------------------------------------------------------------------------------------------------------------
Health Care Equipment                   9,345  + Edwards Lifesciences Corp.                                        385,575
& Supplies (concluded)                  9,405    Hillenbrand Industries, Inc.                                      522,354
                                        5,600  + Inamed Corp.                                                      354,200
                                       10,669  + Steris Corp.                                                      253,069
                                        5,321  + Varian, Inc.                                                      218,214
                                       20,928  + Varian Medical Systems, Inc.                                      904,927
                                        7,262  + Visx, Inc.                                                        187,868
                                                                                                             -------------
                                                                                                                 4,647,059
--------------------------------------------------------------------------------------------------------------------------
Health Care Providers                   7,967  + Apria Healthcare Group, Inc.                                      262,513
& Services - 4.2%                      15,331  + Community Health Systems, Inc.                                    427,428
                                        9,743  + Covance, Inc.                                                     377,541
                                       13,907  + Coventry Health Care, Inc.                                        738,184
                                       13,626  + First Health Group Corp.                                          254,942
                                       17,388  + Health Net, Inc.                                                  501,992
                                        6,864  + Henry Schein, Inc.                                                478,009
                                        5,983  + LifePoint Hospitals, Inc.                                         208,328
                                       15,588  + Lincare Holdings, Inc.                                            664,828
                                       16,050    Omnicare, Inc.                                                    555,651
                                       12,986  + Pacificare Health Systems                                         733,969
                                       21,172  + Patterson Cos., Inc.                                              918,653
                                       10,412  + Renal Care Group, Inc.                                            374,728
                                       11,945  + Triad Hospitals, Inc.                                             444,473
                                        9,102    Universal Health Services, Inc. Class B                           405,039
                                       13,300  + VCA Antech, Inc.                                                  260,680
                                                                                                             -------------
                                                                                                                 7,606,958
--------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants                    12,976    Applebees International, Inc.                                     343,215
& Leisure - 3.2%                        5,705    Bob Evans Farms, Inc.                                             149,129
                                       12,645    Boyd Gaming Corp.                                                 526,664
                                       14,407  + Brinker International, Inc.                                       505,253
                                        7,745    CBRL Group, Inc.                                                  324,128
                                       48,027  + Caesars Entertainment, Inc.                                       967,264
                                       12,157  + The Cheesecake Factory                                            394,738
                                       18,290    GTECH Holdings Corp.                                              474,626
                                        7,864    International Speedway Corp. Class A                              415,219
                                        9,605  + Krispy Kreme Doughnuts, Inc. (c)                                  121,023
                                       10,505    Mandalay Resort Group                                             739,867
                                       11,424    Outback Steakhouse, Inc.                                          522,991
                                       10,243    Ruby Tuesday, Inc.                                                267,137
                                                                                                             -------------
                                                                                                                 5,751,254
--------------------------------------------------------------------------------------------------------------------------
Household Durables - 4.3%              10,707    American Greetings Class A                                        271,422
                                        6,524    Blyth, Inc.                                                       192,849
                                       35,783    DR Horton, Inc.                                                 1,442,413
                                        8,826    Furniture Brands International, Inc.                              221,091
                                       10,345    Harman International Industries, Inc.                           1,313,815
                                        9,283  + Hovnanian Enterprises, Inc. Class A                               459,694
                                       24,012    Lennar Corp. Class A                                            1,361,000
                                       10,305  + Mohawk Industries, Inc.                                           940,331
                                        7,642    Ryland Group, Inc.                                                439,721
                                       11,626  + Toll Brothers, Inc.                                               797,660

SCHEDULE OF INVESTMENTS                              Master Mid-Cap Index Series
As of December 31, 2004 (continued)

--------------------------------------------------------------------------------------------------------------------------
                                       Shares
Industry*                               Held     Common Stocks                                                       Value
--------------------------------------------------------------------------------------------------------------------------
Household Durables (concluded)          9,520    Tupperware Corp.                                                  197,254
                                                                                                             -------------
                                                                                                                 7,637,250
--------------------------------------------------------------------------------------------------------------------------
Household Products - 0.5%               9,643    Church & Dwight Co., Inc.                                         324,198
                                       11,145  + Energizer Holdings, Inc.                                          553,795
                                                                                                             -------------
                                                                                                                   877,993
--------------------------------------------------------------------------------------------------------------------------
IT Services - 2.8%                     13,224    Acxiom Corp.                                                      347,791
                                       12,481  + Alliance Data Systems Corp.                                       592,598
                                       18,191  + The BISYS Group, Inc.                                             299,242
                                        8,183  + CSG Systems International                                         153,022
                                       22,750  + Ceridian Corp.                                                    415,870
                                        9,724    Certegy, Inc.                                                     345,494
                                       13,126  + Checkfree Corp.                                                   499,838
                                       20,491  + Cognizant Technology Solutions Corp.                              867,384
                                       13,107  + DST Systems, Inc.                                                 683,137
                                        5,227  + Gartner, Inc. Class A                                              65,128
                                       11,500  + Gartner, Inc. Class B                                             141,335
                                        9,562  + Keane, Inc.                                                       140,561
                                       15,088  + MPS Group, Inc.                                                   184,979
                                       13,125  + Titan Corp.                                                       212,625
                                                                                                             -------------
                                                                                                                 4,949,004
--------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.4%         4,821    Carlisle Cos., Inc.                                               312,979
                                        6,302    Teleflex, Inc.                                                    327,326
                                                                                                             -------------
                                                                                                                   640,305
--------------------------------------------------------------------------------------------------------------------------
Insurance - 4.3%                        8,305  + Allmerica Financial Corp.                                         272,653
                                        6,243    AmerUs Group Co.                                                  282,808
                                       11,383    American Financial Group, Inc.                                    356,402
                                       14,086    Arthur J Gallagher & Co.                                          457,795
                                       10,205    Brown & Brown, Inc.                                               444,428
                                        8,605    Everest Re Group Ltd.                                             770,664
                                       27,002    Fidelity National Financial, Inc.                               1,233,181
                                       13,929    First American Corp.                                              489,465
                                       10,083    HCC Insurance Holdings, Inc.                                      333,949
                                        6,600    Horace Mann Educators Corp.                                       125,928
                                        9,462  + Ohio Casualty Corp.                                               219,613
                                       28,341    Old Republic International Corp.                                  717,027
                                       10,645    Protective Life Corp.                                             454,435
                                        4,381    Stancorp Financial Group, Inc.                                    361,433
                                       10,364    Unitrin, Inc.                                                     471,044
                                       13,124    WR Berkley Corp.                                                  619,059
                                                                                                             -------------
                                                                                                                 7,609,884
--------------------------------------------------------------------------------------------------------------------------
Internet Software & Services            8,600  + Retek, Inc.                                                        52,890
- 0.0%
--------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products           11,910    Callaway Golf Co.                                                 160,785
- 0.1%
--------------------------------------------------------------------------------------------------------------------------
Machinery - 2.3%                       13,905  + AGCO Corp.                                                        304,380
                                        8,091    Crane Co.                                                         233,344
                                       13,005    Donaldson Co., Inc.                                               423,703
                                        7,400    Federal Signal Corp.                                              130,684
                                        8,164  + Flowserve Corp.                                                   224,837
                                       10,783    Graco, Inc.                                                       402,745
                                        6,362    Harsco Corp.                                                      354,618

SCHEDULE OF INVESTMENTS                              Master Mid-Cap Index Series
As of December 31, 2004 (continued)

--------------------------------------------------------------------------------------------------------------------------
                                       Shares
Industry*                               Held     Common Stocks                                                       Value
--------------------------------------------------------------------------------------------------------------------------
Machinery (concluded)                   5,600    Kennametal, Inc.                                                  278,712
                                        5,624    Nordson Corp.                                                     225,354
                                       15,629    Pentair, Inc.                                                     680,799
                                       11,805    SPX Corp.                                                         472,908
                                        2,902    Tecumseh Products Co. Class A                                     138,716
                                        7,302    Trinity Industries, Inc.                                          248,852
                                                                                                             -------------
                                                                                                                 4,119,652
--------------------------------------------------------------------------------------------------------------------------
Marine - 0.2%                           6,721    Alexander & Baldwin, Inc.                                         285,105
--------------------------------------------------------------------------------------------------------------------------
Media - 2.6%                           17,526    Belo Corp. Class A                                                459,882
                                        7,443    Catalina Marketing Corp.                                          220,536
                                        8,826  + Emmis Communications Corp. Class A                                169,371
                                        8,045  + Entercom Communications Corp.                                     288,735
                                       12,717    Harte-Hanks, Inc.                                                 330,388
                                        6,962    Lee Enterprises, Inc.                                             320,809
                                        3,781    Media General, Inc. Class A                                       245,047
                                       14,555    The Reader's Digest Association, Inc. Class A                     202,460
                                        6,305  + Scholastic Corp.                                                  233,033
                                        8,267  + Valassis Communications, Inc.                                     289,428
                                        1,432    Washington Post Class B                                         1,407,685
                                       15,107  + Westwood One, Inc.                                                406,832
                                                                                                             -------------
                                                                                                                 4,574,206
--------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.9%                  9,505    Arch Coal, Inc.                                                   337,808
                                        9,986    Peabody Energy Corp.                                              807,967
                                        7,000    Steel Dynamics, Inc.                                              265,160
                                       12,627    Worthington Industries                                            247,237
                                                                                                             -------------
                                                                                                                 1,658,172
--------------------------------------------------------------------------------------------------------------------------
Multi-Utilities & Unregulated          27,635  + Aquila, Inc.                                                      101,973
Power - 2.5%                           22,631    Energy East Corp.                                                 603,795
                                        9,645    Equitable Resources, Inc.                                         585,066
                                       17,669    MDU Resources Group, Inc.                                         471,409
                                       12,283    National Fuel Gas Co.                                             348,100
                                       16,107    Oneok, Inc.                                                       457,761
                                       13,105    Questar Corp.                                                     667,831
                                       17,191    SCANA Corp.                                                       677,325
                                       18,488  + Sierra Pacific Resources                                          194,124
                                       11,026    Vectren Corp.                                                     295,497
                                                                                                             -------------
                                                                                                                 4,402,881
--------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.9%                11,276  + 99 Cents Only Stores                                              182,220
                                       17,538  + Dollar Tree Stores, Inc.                                          502,990
                                        7,424    Neiman-Marcus Group, Inc. Class A                                 531,113
                                       22,196  + Saks, Inc.                                                        322,064
                                                                                                             -------------
                                                                                                                 1,538,387
--------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.3%              11,046  + Zebra Technologies Corp. Class A                                  621,669
--------------------------------------------------------------------------------------------------------------------------
Oil & Gas - 2.7%                        9,207  + Forest Oil Corp.                                                  292,046
                                       14,326    Murphy Oil Corp.                                                1,152,527
                                        9,745  + Newfield Exploration Co.                                          575,442
                                        9,145    Noble Energy, Inc.                                                563,881
                                        6,124    Overseas Shipholding Group                                        338,045
                                       22,629    Pioneer Natural Resources Co.                                     794,278

SCHEDULE OF INVESTMENTS                              Master Mid-Cap Index Series
As of December 31, 2004 (continued)

--------------------------------------------------------------------------------------------------------------------------
                                       Shares
Industry*                               Held     Common Stocks                                                       Value
--------------------------------------------------------------------------------------------------------------------------
Oil & Gas (concluded)                  11,954  + Plains Exploration & Production Co.                               310,804
                                        9,864    Pogo Producing Co.                                                478,305
                                       11,467    Western Gas Resources, Inc.                                       335,410
                                                                                                             -------------
                                                                                                                 4,840,738
--------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.4%          8,705    Bowater, Inc.                                                     382,759
                                        6,300    Glatfelter                                                         96,264
                                        4,702    Potlatch Corp.                                                    237,827
                                                                                                             -------------
                                                                                                                   716,850
--------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.7%                 16,023  + Barr Pharmaceuticals, Inc.                                        729,687
                                       38,948  + IVAX Corp.                                                        616,157
                                        5,383  + Par Pharmaceutical Cos., Inc.                                     222,749
                                       10,883    Perrigo Co.                                                       187,949
                                       16,345  + Sepracor, Inc.                                                    970,403
                                       13,048    Valeant Pharmaceuticals International                             343,815
                                                                                                             -------------
                                                                                                                 3,070,760
--------------------------------------------------------------------------------------------------------------------------
Real Estate - 2.7%                     12,886    AMB Property Corp.                                                520,466
                                       17,100    Developers Diversified Realty Corp.                               758,727
                                        8,664    Highwoods Properties, Inc.                                        239,993
                                       10,105    Hospitality Properties Trust                                      464,830
                                       13,148    Liberty Property Trust                                            567,994
                                        9,505    Mack-Cali Realty Corp.                                            437,515
                                       15,905    New Plan Excel Realty Trust                                       430,707
                                        7,719    Rayonier, Inc.                                                    377,536
                                       20,650    United Dominion Realty Trust, Inc.                                512,120
                                       14,200    Weingarten Realty Investors                                       569,420
                                                                                                             -------------
                                                                                                                 4,879,308
--------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.6%                     12,448    JB Hunt Transport Services, Inc.                                  558,293
                                       11,348  + Swift Transportation Co., Inc.                                    243,755
                                       12,058    Werner Enterprises, Inc.                                          272,993
                                                                                                             -------------
                                                                                                                 1,075,041
--------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor         73,670  + Atmel Corp.                                                       288,786
Equipment - 3.0%                        3,983  + Cabot Microelectronics Corp.                                      159,519
                                       15,069  + Credence Systems Corp.                                            137,881
                                       11,568  + Cree, Inc. (c)                                                    463,645
                                       19,512  + Cypress Semiconductor Corp.                                       228,876
                                       18,107  + Fairchild Semiconductor International, Inc.                       294,420
                                       11,124  + Integrated Circuit Systems, Inc.                                  232,714
                                       16,529  + Integrated Device Technology, Inc.                                191,075
                                       10,324  + International Rectifier Corp.                                     460,141
                                       23,229    Intersil Corp. Class A                                            388,853
                                        8,443  + LTX Corp.                                                          64,927
                                       20,829  + Lam Research Corp.                                                602,166
                                       15,823  + Lattice Semiconductor Corp.                                        90,191
                                       14,567  + Micrel, Inc.                                                      160,528
                                       32,396    Microchip Technology, Inc.                                        863,677
                                       29,096  + RF Micro Devices, Inc. (c)                                        199,017
                                       11,807  + Semtech Corp.                                                     258,219
                                        8,064  + Silicon Laboratories, Inc.                                        284,740

SCHEDULE OF INVESTMENTS                              Master Mid-Cap Index Series
As of December 31, 2004 (continued)

--------------------------------------------------------------------------------------------------------------------------
                                       Shares
Industry*                               Held     Common Stocks                                                       Value
--------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor         19,045  + Triquint Semiconductor, Inc.                                       84,750
Equipment (concluded)                                                                                        -------------
                                                                                                                 5,454,125
--------------------------------------------------------------------------------------------------------------------------
Software - 2.7%                        21,537  + Activision, Inc.                                                  434,617
                                        5,400  + Advent Software, Inc.                                             110,592
                                        9,365  + Ascential Software Corp.                                          152,743
                                       41,879  + Cadence Design Systems, Inc.                                      578,349
                                       10,936    Fair Isaac Corp.                                                  401,132
                                       13,567    Jack Henry & Associates, Inc.                                     270,119
                                       10,745  + Macromedia, Inc.                                                  334,384
                                        7,202  + Macrovision Corp.                                                 185,235
                                       25,012  + McAfee, Inc.                                                      723,597
                                       10,343  + Mentor Graphics Corp.                                             158,144
                                       10,626  + RSA Security, Inc.                                                213,158
                                       10,248    The Reynolds & Reynolds Co. Class A                               271,674
                                       14,964  + Sybase, Inc.                                                      298,532
                                       24,019  + Synopsys, Inc.                                                    471,253
                                        5,821  + Transaction Systems Architects, Inc. Class A                      115,547
                                       12,683  + Wind River Systems, Inc.                                          171,855
                                                                                                             -------------
                                                                                                                 4,890,931
--------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 5.3%                13,348    Abercrombie & Fitch Co. Class A                                   626,689
                                        8,900  + Aeropostale, Inc.                                                 261,927
                                       11,095    American Eagle Outfitters                                         522,575
                                       11,095  + AnnTaylor Stores Corp.                                            238,875
                                       10,726  + Barnes & Noble, Inc.                                              346,128
                                       11,983    Borders Group, Inc.                                               304,368
                                       16,186  + Carmax, Inc.                                                      502,575
                                       13,667  + Chico's FAS, Inc.                                                 622,258
                                       15,226    Claire's Stores, Inc.                                             323,552
                                       25,900    Foot Locker, Inc.                                                 697,487
                                       21,228    Michaels Stores, Inc.                                             636,203
                                        8,024  + O'Reilly Automotive, Inc.                                         361,481
                                       11,948  + Pacific Sunwear of California                                     265,962
                                       10,545  + Payless Shoesource, Inc.                                          129,704
                                       22,591    PETsMART, Inc.                                                    802,658
                                       13,767    Pier 1 Imports, Inc.                                              271,210
                                        6,862    Regis Corp.                                                       316,681
                                       12,357  + Rent-A-Center, Inc.                                               327,461
                                       23,031    Ross Stores, Inc.                                                 664,905
                                       12,800  + Urban Outfitters, Inc.                                            568,320
                                       18,069  + Williams-Sonoma, Inc.                                             633,138
                                                                                                             -------------
                                                                                                                 9,424,157
--------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury              5,543  + Timberland Co. Class A                                            347,380
Goods - 0.2%
--------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance             12,086    Astoria Financial Corp.                                           483,077
- 2.4%                                 13,045    Independence Community Bank Corp.                                 555,456
                                        9,626    IndyMac Bancorp, Inc.                                             331,616
                                       41,263    New York Community Bancorp, Inc.                                  848,780
                                       14,729    The PMI Group, Inc.                                               614,936
                                       14,086    Radian Group, Inc.                                                749,939
                                       12,103    Washington Federal, Inc.                                          321,214

SCHEDULE OF INVESTMENTS                              Master Mid-Cap Index Series
As of December 31, 2004 (continued)

--------------------------------------------------------------------------------------------------------------------------
                                       Shares
Industry*                               Held     Common Stocks                                                       Value
--------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance              7,864    Webster Financial Corp.                                           398,233
(concluded)                                                                                                  -------------
                                                                                                                 4,303,251
--------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.1%                          4,102    Universal Corp.                                                   196,240
--------------------------------------------------------------------------------------------------------------------------
Trading Companies &                    11,826    Fastenal Co.                                                      728,009
Distributors - 0.5%                    11,924  + United Rentals, Inc.                                              225,364
                                                                                                             -------------
                                                                                                                   953,373
--------------------------------------------------------------------------------------------------------------------------
Water Utilities - 0.2%                 13,901    Aqua America, Inc.                                                341,826
--------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication              8,883    Telephone & Data Systems, Inc.                                    683,547
Services - 0.4%
--------------------------------------------------------------------------------------------------------------------------
                                                 Total Investments in Common Stocks
                                                 (Cost - $133,921,717) -- 93.0%                                166,679,504
--------------------------------------------------------------------------------------------------------------------------

                                   Beneficial
                                     Interest    Short-Term Securities
--------------------------------------------------------------------------------------------------------------------------
                                 $ 11,893,394    Merrill Lynch Liquidity Series,
                                                 LLC Cash Sweep Series I (a)                                    11,893,394
                                    1,424,750    Merrill Lynch Liquidity Series,
                                                 LLC Money Market Series (a)(b)                                  1,424,750
--------------------------------------------------------------------------------------------------------------------------
                                                 Total Investments in Short-Term Securities
                                                 (Cost - $13,318,144) -- 7.4%                                   13,318,144
--------------------------------------------------------------------------------------------------------------------------
                                                 Total Investments (Cost - $147,239,861**) - 100.4%            179,997,648

                                                 Liabilities in Excess of Other Assets - (0.4%)                   (708,769)
                                                                                                             -------------
                                                 Net Assets - 100.0%                                           179,288,879
                                                                                                             =============

* For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. These industry classifications are unaudited.
** The cost and unrealized appreciation/depreciation on investments as of December 31, 2004, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 148,388,460
                                                                  =============
      Gross unrealized appreciation                               $  34,981,906
      Gross unrealized depreciation                                  (3,372,718)
                                                                  -------------
      Net unrealized appreciation                                 $  31,609,188
                                                                  =============

+     Non-income producing security.
(a) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
                                                               Interest/Dividend
      Affiliate                                  Net Activity        Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
         Cash Sweep Series I                      $ 5,280,906         $  137,537

      Merrill Lynch Liquidity Series, LLC
         Money Market Series                      $ 1,394,750         $    3,603

      Merrill Lynch Premier Institutional Fund    $   (10,000)               177
      --------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loans.
(c)   Security, or portion of security, is on loan.

      Financial futures contracts purchased as of December 31, 2004 were as follows:

      --------------------------------------------------------------------------
      Number of                          Expiration                  Unrealized
      Contracts          Issue              Date      Face Value    Appreciation
      --------------------------------------------------------------------------
         38      S&P 400 MidCap Index    March 2005   $ 12,278,652   $ 362,827
      --------------------------------------------------------------------------

      See Notes to Financial Statements.

                                                     Master Mid-Cap Index Series

STATEMENT OF ASSETS AND LIABILITIES

                          As of  December 31, 2004
================================================================================================================================
Assets:                   Investments in unaffiliated securities, at value (including
                          securities loaned of $1,375,380) (identified cost - $133,921,717) .                      $ 166,679,504
                          Investments in affiliated securities, at value (identified
                          cost - $13,318,144) ...............................................                         13,318,144
                          Cash on deposit for financial futures contracts ...................                            532,000
                          Cash ..............................................................                              3,101
                          Receivables:
                                   Dividends ................................................    $     113,976
                                   Securities sold ..........................................          100,737
                                   Contributions ............................................           88,055
                                   Variation margin .........................................           35,150
                                   Interest from affiliates .................................           18,279
                                   Securities lending .......................................              532           356,729
                                                                                                 -------------
                          Prepaid expenses and other assets .................................                             99,748
                                                                                                                   -------------
                          Total assets ......................................................                        180,989,226
                                                                                                                   -------------
================================================================================================================================
Liabilities:              Collateral on securities loaned, at value .........................                          1,424,750
                          Payables:
                                Withdrawals .................................................          260,873
                                Investment adviser ..........................................            1,674
                                Other affiliates ............................................              843           263,390
                                                                                                 -------------
                          Accrued expenses ..................................................                             12,207
                                                                                                                   -------------
                          Total liabilities .................................................                          1,700,347
                                                                                                                   -------------
================================================================================================================================
Net Assets:               Net assets ........................................................                      $ 179,288,879
                                                                                                                   =============
================================================================================================================================
Net Assets                Investors' capital ................................................                      $ 146,168,265
Consist of:               Unrealized appreciation-net .......................................                         33,120,614
                                                                                                                   -------------
                          Net assets ........................................................                      $ 179,288,879
                                                                                                                   =============
================================================================================================================================

      See Notes to Financial Statements.

                                                     Master Mid-Cap Index Series

STATEMENT OF OPERATIONS

                          For the Year Ended December  31, 2004
================================================================================================================================
Investment                Dividends .........................................................                      $   1,551,297
Income:                   Interest from affiliates ..........................................                            137,537
                          Securities lending-net ............................................                              3,780
                                                                                                                   -------------
                          Total income ......................................................                          1,692,614
                                                                                                                   -------------
================================================================================================================================
Expenses:                 Professional fees .................................................    $      40,571
                          Custodian fees ....................................................           27,035
                          Accounting services ...............................................           20,706
                          Investment advisory fees ..........................................           13,995
                          Printing and shareholder reports ..................................            2,837
                          Trustees' fees and expenses .......................................            1,495
                          Other .............................................................           16,772
                                                                                                 -------------
                          Total expenses ....................................................                            123,411
                                                                                                                   -------------
                          Investment income-net .............................................                          1,569,203
                                                                                                                   -------------
================================================================================================================================
Realized & Unrealized     Realized gain on:
Gain - Net:                    Investments-net ..............................................        4,368,471
                               Futures contracts-net ........................................          835,145         5,203,616
                                                                                                 -------------
                          Change in unrealized appreciation on:
                               Investments-net ..............................................       15,020,959
                               Futures contracts-net ........................................          161,210        15,182,169
                                                                                                 -------------     -------------
                          Total realized and unrealized gain-net ............................                         20,385,785
                                                                                                                   -------------
                          Net Increase in Net Assets Resulting from Operations ..............                      $  21,954,988
                                                                                                                   =============
================================================================================================================================

      See Notes to Financial Statements.

                                                     Master Mid-Cap Index Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                         For the Year Ended
                                                                                                            December 31,
                                                                                                 -------------------------------
                          Increase (Decrease) in Net Assets:                                           2004              2003
================================================================================================================================
Operations:               Investment income-net .............................................    $   1,569,203     $     679,956
                          Realized gain-net .................................................        5,203,616           391,850
                          Change in unrealized appreciation-net .............................       15,182,169        20,373,081
                                                                                                 -------------     -------------
                          Net increase in net assets resulting from operations ..............       21,954,988        21,444,887
                                                                                                 -------------     -------------
================================================================================================================================
Capital                   Proceeds from contributions .......................................      103,778,165        27,919,458
Transactions:             Fair value of withdrawals .........................................      (30,302,152)       (1,487,438)
                                                                                                 -------------     -------------
                          Net increase in net assets derived from capital transactions ......       73,476,013        26,432,020
                                                                                                 -------------     -------------
================================================================================================================================
Net Assets:               Total increase in net assets ......................................       95,431,001        47,876,907
                          Beginning of year .................................................       83,857,878        35,980,971
                                                                                                 -------------     -------------
                          End of year .......................................................    $ 179,288,879     $  83,857,878
                                                                                                 =============     =============
================================================================================================================================

      See Notes to Financial Statements.

                                                     Master Mid-Cap Index Series

FINANCIAL HIGHLIGHTS

                          The following  ratios have                               For the Year Ended December 31,
                          been derived from information provided    ----------------------------------------------------------
                          in the financial statements.                 2004         2003        2002         2001       2000
==============================================================================================================================
Total Investment
Return*:                                                               16.41%       35.53%     (14.80%)       (.71%)        --
                                                                    ========     ========    ========     ========    ========
==============================================================================================================================
Ratios to                 Expenses, net of reimbursement .......         .09%         .17%        .08%         .08%        .08%
Average Net                                                         ========     ========    ========     ========    ========
Assets:                   Expenses .............................         .09%         .17%        .38%         .56%       1.37%
                                                                    ========     ========    ========     ========    ========
                          Investment income-net ................        1.12%        1.06%       1.06%        1.23%       1.71%
                                                                    ========     ========    ========     ========    ========
==============================================================================================================================
Supplemental              Net assets, end of year (in thousands)    $179,289     $ 83,858    $ 35,981     $  5,602    $ 13,167
Data:                                                               ========     ========    ========     ========    ========
                          Portfolio turnover ...................       17.25%        8.25%      42.18%       99.59%      50.32%
                                                                    ========     ========    ========     ========    ========
==============================================================================================================================

* Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

      See Notes to Financial Statements.

Master Mid-Cap Index Series

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Master Mid-Cap Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments - Equity securities that are held by the Series that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available ask price. Series securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

      Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

      Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Trust, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

      Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Board of Trustees.

Master Mid-Cap Index Series

(b) Derivative financial instruments - The Series may engage in various portfolio investment strategies both to increase the return of the Series and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts - The Series may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options - The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

(c) Income taxes - The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income - Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Securities lending - The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral.

Master Mid-Cap Index Series

NOTES TO FINANCIAL STATEMENTS (concluded)

The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner of FAM.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the Series' average daily net assets.

The Series has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. Pursuant to that order, the Series also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market Series advised by FAM or its affiliates. For the year ended December 31, 2004, MLIM, LLC received $1,642 in securities lending agent fees.

For the year ended December 31, 2004, the Series reimbursed FAM $2,973 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, ML & Co. and/or MLIM, LLC.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2004 were $92,389,740 and $22,049,455, respectively.

4. Short-Term Borrowings:

The Trust, on behalf of the Series, along with certain other Funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Series may borrow under the credit agreement to Series shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .07% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Series' election, the federal funds rate plus .50% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the year ended December 31, 2004. On November 26, 2004, the credit agreement was renewed for one year under substantially the same terms.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Investors and Board of Trustees of Quantitative Master Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Mid-Cap Index Series, one of the portfolios constituting the Quantitative Master Series Trust (the "Trust") as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Mid-Cap Index Series of the Quantitative Master Series Trust as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey
February 23, 2005

Officers and Trustees

                                                                                                         Number of
                                                                                                         Portfolios        Other
                                                                                                           in Fund        Public
                            Position(s)   Length                                                           Complex     Directorship
                             Held with   of Time     Principal Occupation(s) During Past                 Overseen by      Held by
   Name     Address & Age      Trust      Served                   5 Years                                 Trustee        Trustee
====================================================================================================================================
Interested Trustee
====================================================================================================================================
Terry K.    P.O. Box 9011  President    2000 to  President and Chairman of the                         124 Funds       None
Glenn*      Princeton, NJ  and Trustee  present  Merrill Lynch Investment Managers,                    163 Portfolios
            08543-9011                           L.P. ("MLIM")/Fund Asset
            Age: 64                              Management, L.P. ("FAM")-advised
                                                 funds since 1999; Chairman
                                                 (Americas Region) of MLIM from
                                                 2000 to 2002; Executive Vice
                                                 President of MLIM and FAM (which
                                                 terms as used herein include their
                                                 corporate predecessors) from 1983
                                                 to 2002; President of FAM
                                                 Distributors, Inc. ("FAMD") from
                                                 1986 to 2002 and Director thereof
                                                 from 1991 to 2002; Executive Vice
                                                 President and Director of
                                                 Princeton Services, Inc.
                                                 ("Princeton Services") from 1993
                                                 to 2002; President of Princeton
                                                 Administrators, L.P. from 1989 to
                                                 2002; Director of Financial Data
                                                 Services, Inc. since 1985.

            * Mr. Glenn is a trustee or member of an advisory board of certain other investment companies for which MLIM or FAM acts as investment adviser. Mr. Glenn is an "interested person" as described in the Investment Company Act, of the Trust based on his present and former positions with MLIM, FAM, FAMD, Princeton Services and Princeton Administrators, L.P.
            The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Trust President, Mr. Glenn serves at the pleasure of the Board of Trustees.

====================================================================================================================================
Independent Trustees*
====================================================================================================================================
Donald W.   P.O. Box 9095  Trustee      2002 to  General Partner of The Burton                         23 Funds        ITC Delta-
Burton      Princeton, NJ               present  Partnership, Limited partnership                      42 Portfolios   Com, Inc.,
            08543-9095                           (an Investment Partnership) since                                     Knology,
            Age: 60                              1979; Managing General Partner of                                     Inc.,
                                                 The South Atlantic Venture Funds,                                     Symbion,
                                                 since 1983; Member of the                                             Inc.
                                                 Investment Advisory Committee of
                                                 the Florida State Board of
                                                 Administration since 2001.
------------------------------------------------------------------------------------------------------------------------------------
M. Colyer   P.O. Box 9095  Trustee      2000 to  James R. Williston Professor of                       24 Funds        Cambridge
Crum        Princeton, NJ               present  Investment Management Emeritus,                       43 Portfolios   Bancorp
            08543-9095                           Harvard Business School since
            Age: 72                              1996; James R. Williston Professor of
                                                 Investment Management, Harvard
                                                 Business School from 1971 to 1996.
------------------------------------------------------------------------------------------------------------------------------------
Laurie      P.O. Box 9095  Trustee      2000 to  Professor of Finance and                              23 Funds        None
Simon       Princeton, NJ               present  Economics, Graduate School of                         42 Portfolios
Hodrick     08543-9095                           Business, Columbia University
            Age: 42                              since 1998.
------------------------------------------------------------------------------------------------------------------------------------
David H.    P.O Box 9095   Trustee      2003 to  Consultant with Putnam Investments                    23 Funds        None
Walsh       Princeton, NJ               present  from 1993 to 2003 and employed in                     42 Portfolios
            08543-9095                           various capacities therewith from
            Age: 63                              1973 to 1992; Director, The
                                                 National Audubon Society since
                                                 1998; Director, The American
                                                 Museum of Fly Fishing since 1997.
------------------------------------------------------------------------------------------------------------------------------------

Officers and Trustees (concluded)

                                                                                                    Number of
                                                                                                    Portfolios in   Other Public
                           Position(s)  Length                                                      Fund Complex    Directorships
                           Held with    of Time  Principal Occupation(s)                            Overseen by     Held
Name        Address & Age  Trust        Served   During Past 5 Years                                Trustee         by Trustee
=================================================================================================================================
Independent Trustees* (concluded)
=================================================================================================================================
Fred G.     P.O. Box 9095  Trustee      2000 to  Managing Director of FGW                           23 Funds        Watson
Weiss       Princeton, NJ               present  Associates since 1997;                             42 Portfolios   Pharmaceuticals,
            08543-9095                           Vice President, Planning,                                          Inc.
            Age: 63                              Investment and Development
                                                 of Warner Lambert Co. from
                                                 1979 to 1997; Director of
                                                 Michael J. Fox Foundation for
                                                 Parkinson's Research since
                                                 2000; Director of BTG
                                                 International, PLC (a global
                                                 technology commercialization
                                                 company) since 2001.

            * The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

=================================================================================================================================
Trust Officers
=================================================================================================================================
Donald C.   P.O. Box 9011  Vice         1997 to  First Vice President of FAM and MLIM since 1997 and
Burke       Princeton, NJ  President    present  Treasurer thereof since 1999; Senior Vice President and
            08543-9011     and          and      Treasurer of Princeton Services since 1999 and Director
            Age: 44        Treasurer    1999 to  since 2004; Vice President of FAMD since 1999; Vice present  President of MLIM and FAM from 1990 to 1997; Director of
                                                 Taxation of MLIM from 1990 to 2001.
------------------------------------------------------------------------------------------------------------------------------------
Robert C.   P.O. Box 9011  Senior       1999 to  President of MLIM/FAM-advised funds since 2005; President of
Doll, Jr.   Princeton, NJ  Vice         present  MLIM and FAM since 2001; Co-Head (Americas Region) thereof
            08543-9011     President             from 2000 to 2001 and Senior Vice President from 1999 to
            Age: 50                              2001; President and Director of Princeton Services, Inc.
                                                 since 2001; President of Princeton Administrators, L.P.
                                                 since 2001; Chief Investment Officer of Oppenheimer Funds,
                                                 Inc. from 1991 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Richard J.  P.O. Box 9011  Vice         1999 to  Managing Director and Head of Global Index and Enhanced
Vella       Princeton, NJ  President    present  Index products for Merrill Lynch Quantitative Advisors since
            08543-9011                           1999; Managing Director and Head of the Global Index and
            Age: 48                              Enhanced Index business at Bankers Trust from 1984 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey     P.O Box 9011   Chief        2004 to  Chief Compliance officer of the MLIM/FAM-advised funds and
Hiller      Princeton, NJ  Compliance   present  First Vice President and Chief Compliance Officer of MLIM
            08534          Officer               since 2004; Global Director of Compliance at Morgan Stanley
            Age: 53                              Investment Management from 2002 to 2004; Managing Director and Global Director of Compliance at Citigroup Asset
                                                 Management from 2000 to 2002; Chief Compliance Officer at
                                                 Soros Fund Management in 2000; Chief Compliance Officer at
                                                 Prudential Financial from 1995 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
Alice A.    P.O. Box 9011  Secretary    2004 to  Secretary of MLIM, FAM, FAMD and Princeton Services since
Pellegrino  Princeton, NJ               present  2004; Director (Legal Advisory) of MLIM since 2002; Vice
            08543-9011                           President of MLIM from 1999 to 2002; Attorney associated
            Age: 44                              with MLIM since 1997.
------------------------------------------------------------------------------------------------------------------------------------
            * Officers of the Trust serve at the pleasure of the Board of Trustees.
------------------------------------------------------------------------------------------------------------------------------------
            Further information about the Trust's Officers and Trustees is available in the Trust's Statement of Additional
            Information, which can be obtained without charge by calling 1-800-MER-FUND.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

JPMorgan Chase Bank
4 Chase Metro Tech Center, 18th floor
Brooklyn, NY 11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

Effective January 1, 2005, Terry K. Glenn, President and Trustee and M. Coyler Crum, Trustee of Quantitative Master Series Trust retired. The Trust's Board of Trustees wishes Mr. Glenn and Professor Crum well in their retirements.

Effective January 1, 2005, Robert C. Doll, Jr. became Executive Vice President and Chief Investment Officer of the Trust.

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Donald W. Burton, (2) M. Colyer Crum, (3) Laurie Simon Hodrick, (4) John F. O'Brien (as of November 22, 2004), (5) David H. Walsh and (6) Fred G. Weiss.

         The registrant's board of directors has determined that Laurie Simon Hodrick and M. Colyer Crum qualify as financial experts pursuant to
         Item 3(c)(4) of Form N-CSR.

         Ms. Hodrick has a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting. Ms. Hodrick earned a Ph.D. in economics and has taught courses in finance for over 15 years. Her M.B.A.-level course centers around the evaluation and analysis of firms' corporate financial statements. She has also taught in financial analysts' training programs. Ms. Hodrick has also worked with several prominent corporations in connection with the analysis of financial forecasts and projections and analysis of the financial statements of those companies, serving on the Financial Advisory Council of one of these major corporations. She has also served as the Treasurer and Finance Chair of a 501(c)(3) organization. Ms. Hodrick has published a number of articles in leading economic and financial journals and is the associate editor of two leading finance journals.

         M. Colyer Crum also possesses a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting through a combination of education and experience. Professor Crum was a professor of investment management at the Harvard Business School for 25 years. The courses taught by Professor Crum place a heavy emphasis on the analysis of underlying company financial statements with respect to stock selection and the analysis of credit risk in making loans. Professor Crum has also served on a number of boards of directors and has served on the audit committees, and in some cases chaired the audit committee, for several major corporations and financial institutions. For two such organizations, Professor Crum has performed extensive investment analysis of financial statements in connection with investment management decisions. From these experiences, he has gained significant experience with the establishment of reserves and accounting policies, differences between U.S. GAAP and Canadian GAAP and executive compensation issues.

Item 4 - Principal Accountant Fees and Services

         (a) Audit Fees -         Fiscal Year Ending December 31, 2004 - $25,500
                                  Fiscal Year Ending December 31, 2003 - $25,200

         (b) Audit-Related Fees - Fiscal Year Ending December 31, 2004 - $0
                                  Fiscal Year Ending December 31, 2003 - $0

         (c) Tax Fees -           Fiscal Year Ending December 31, 2004 - $8,000
                                  Fiscal Year Ending December 31, 2003 - $8,500

         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees -     Fiscal Year Ending December 31, 2004 - $0
                                  Fiscal Year Ending December 31, 2003 - $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) Not Applicable

         (g) Fiscal Year Ending December 31, 2004 - $11,926,355
             Fiscal Year Ending December 31, 2003 - $18,621,495

         (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Regulation S-X Rule 2-01(c)(7)(ii) - $945,000, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Master Mid Cap Index Series of Quantitative Master Series Trust


        By: /s/ Robert C. Doll, Jr.
            -------------------------------------
            Robert C. Doll, Jr.,
            Chief Executive Officer of
            Master Mid Cap Index Series of Quantitative Master Series Trust

        Date: February 24, 2005

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


        By: /s/ Robert C. Doll, Jr.
            -------------------------------------
            Robert C. Doll, Jr.,
            Chief Executive Officer of
            Master Mid Cap Index Series of Quantitative Master Series Trust

        Date: February 24, 2005


        By: /s/ Donald C. Burke
            -------------------------------------
            Donald C. Burke,
            Chief Financial Officer of
            Master Mid Cap Index Series of Quantitative Master Series Trust

        Date: February 24, 2005